Organization and Summary of Significant Accounting Policies (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Depreciation Expense	$ 10,022	$ 8,716	$ 8,168